Loans, Borrowings and Bank Overdrafts - Additional Information (Detail)
₨ in Millions, ฿ in Millions, ৳ in Millions, ر.ق in Millions, ر.س in Millions, ¥ in Millions, £ in Millions, Rp in Millions, R$ in Millions, .د.ب in Millions, $ in Millions, $ in Millions, $ in Millions
12 Months Ended
		Jun. 23, 2021 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SAR (ر.س)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 BHD (.د.ب)	Mar. 31, 2026 THB (฿)	Mar. 31, 2026 BRL (R$)	Mar. 31, 2026 IDR (Rp)	Mar. 31, 2026 QAR (ر.ق)	Mar. 31, 2026 MXN ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 BDT (৳)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about borrowings [line items]
Borrowings | ₨	[1]		₨ 167,874													₨ 161,817
Loans Borrowing And Bank Overdraft [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨			94,860													97,863
Line of credit [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨			89,024
Line of credit [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts				$ 432
Remaining borrowing capacity				$ 92
Line of credit [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts													$ 14
Remaining borrowing capacity													$ 14
Line of credit [member] | Bangladesh, Taka [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ৳														৳ 175
Remaining borrowing capacity | ৳														৳ 175
Line of credit [member] | Japan, Yen [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ¥															¥ 300
Remaining borrowing capacity | ¥															¥ 300
Line of credit [member] | Indonesia, Rupiahs [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | Rp										Rp 13,000
Remaining borrowing capacity | Rp										Rp 13,000
Line of credit [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity | ₨			27,524
Line of credit [member] | Saudi Arabia, Riyals [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ر.س					ر.س 120
Remaining borrowing capacity | ر.س					ر.س 75
Line of credit [member] | United Kingdom, Pounds [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | £						£ 7
Remaining borrowing capacity | £						£ 7
Line of credit [member] | Bahrain, Dinars [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | .د.ب							.د.ب 1
Remaining borrowing capacity | .د.ب							.د.ب 1
Line of credit [member] | Thailand, Baht [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ฿								฿ 5
Remaining borrowing capacity | ฿								฿ 5
Line of credit [member] | Brazilian, Real [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | R$									R$ 8
Remaining borrowing capacity | R$									R$ 8
Line of credit [member] | Qatari, Riyal [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ر.ق											ر.ق 10
Remaining borrowing capacity | ر.ق											ر.ق 10
Line of credit [member] | Mexican, Peso [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts												$ 35
Remaining borrowing capacity												$ 35
Revolving credit facilities non-fund based [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨			49,747													49,634
Remaining borrowing capacity | ₨			₨ 36,389													₨ 36,524
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 750
Interest rate		1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Final maturity		June 23, 2026
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Final maturity			June-26

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.